Shareholder Report	6 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000202991
Shareholder Report [Line Items]
Fund Name	Adler Value Fund
Class Name	Institutional Class
Trading Symbol	ADLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adler Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.
Additional Information Phone Number	(800) 408-4682
Additional Information Website	www.adlervaluefund.com/fund-literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended 11/30/2024 (the “Period"), the Adler Value Fund (the “Fund”) had a total return of 12.13%. The S&P 500 Index had a total return of 15.07%, the S&P 500 Value Index had a total return of 13.14% and the S&P 1000 Value Index had a total return of 17.20%.

The Fund’s holdings in the Life Insurance sector (Aflac, Inc.(AFL), Equitable Holdings, Inc.(EQH) and Jackson Financial, Inc. - Class A (JXN)), as a group, were solid performers in the Period but gave up some of their gains, as a group, late in the Period. This development contributed to the Fund’s underperformance relative to its benchmarks.

As a Fund holding begins to realize its catalysts and the price rises, a stock may exhibit more trading volatility. JXN is the largest Fund holding and is a case in point. JXN had a total return of 52.33% from the beginning of the Period to 11/6/24, it had a total return of -11.56% from 11/11/2024 to the end of the Period, and it had a total return of 34.18% for the Period. Overall, a number of Fund holdings are in various stages of realizing the catalysts identified by the Adviser.

Current U.S. macroeconomic trends involving inflation, unemployment, GDP growth, and interest rates have an influence on the Fund. Some Fund holdings operate in economically sensitive sectors and/or are financially oriented companies affected by changes in the expected and actual level of interest rates. The market can and does rotate between a focus on a company’s specific characteristics and the impact of potential and actual changes in these macroeconomic factors and did so during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
Nov-2018	$10,080	$9,772	$9,867	$9,302
Nov-2019	$10,975	$11,347	$11,427	$10,010
Nov-2020	$12,401	$13,327	$11,540	$9,976
Nov-2021	$15,113	$17,048	$13,936	$13,234
Nov-2022	$14,835	$15,478	$14,715	$13,548
Nov-2023	$13,822	$17,620	$16,376	$13,270
Nov-2024	$17,702	$23,592	$20,821	$17,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	28.07%	10.03%	9.50%
S&P 500® Index	33.89%	15.77%	14.62%
S&P 500® Value Index	27.14%	12.75%	12.37%
S&P 1000® Value Index	31.55%	11.78%	9.27%

Performance Inception Date		Aug. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,111,423	$ 4,111,423
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$4,111,423 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$0 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.9%
Money Market Funds	19.5%
Preferred Stocks	2.4%
Purchased Options	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000221442
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	I Class Shares
Trading Symbol	INVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.
Additional Information Phone Number	(833) 517-1010
Additional Information Website	www.mutualfund.evolutionarytree.com/resources-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$55	0.97%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  The Innovators Fund delivered positive investment results for the first half of the fiscal year, and significantly ahead of the benchmark. The positive performance was driven partly by a gradual broadening-out of the equity markets. Recall that earlier in the year the markets were narrow, with the “Magnificent 7” primarily generating returns. The big change is that the Mag7 are taking a pause, and investors are rotating funds down the market cap spectrum to non-Mag7 large-caps, mid-caps, and small-caps. Given the Fund owns companies across the market-cap spectrum, the Fund is now benefiting from this broadening dynamic in the equity markets.

  Markets have also re-connected with fundamentals, which are healthy in the portfolio. While “macro” (e.g. inflation, rates, geopolitics) was largely in control of markets over the past few years, we are witnessing a shift where fundamentals are increasingly driving returns. We see this show up when strong business fundamentals at the company level—revenue and earnings growth—drive returns at the individual stock level. We see this happening, despite the day-to-day volatility driven by macro.

  Additionally, broad-based innovations, especially AI and its partner cloud computing, are real and shifting to the next phases of opportunity, from AI hardware toward software & services. While we missed NVIDIA Corporation, we stuck with the technology platforms that met our criteria, including a number of software and cloud computing platforms. Investors are now questioning the sustainability of the AI hardware capex trade, and rotating funds to the next phases of AI opportunity. We believe this includes the infrastructure services companies and a number of software/cloud platforms, which we own in the Fund. This rotation has benefited the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Evolutionary Tree Innovators Fund - I Class Shares	S&P 500® Index
Sep-2020	$10,000	$10,000
Nov-2020	$12,440	$10,695
Nov-2021	$13,235	$13,681
Nov-2022	$6,657	$12,421
Nov-2023	$8,363	$14,140
Nov-2024	$11,470	$18,932

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 9, 2020)
Evolutionary Tree Innovators Fund - I Class Shares	37.15%	3.30%
S&P 500® Index	33.89%	16.31%

Performance Inception Date		Sep. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 34,002,268	$ 34,002,268
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,002,268 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000234765
Shareholder Report [Line Items]
Fund Name	Evolutionary Tree Innovators Fund
Class Name	A Class Shares
Trading Symbol	INVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.
Additional Information Phone Number	(833) 517-1010
Additional Information Website	www.mutualfund.evolutionarytree.com/resources-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$69	1.22%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  The Innovators Fund delivered positive investment results for the first half of the fiscal year, and significantly ahead of the benchmark. The positive performance was driven partly by a gradual broadening-out of the equity markets. Recall that earlier in the year the markets were narrow, with the “Magnificent 7” primarily generating returns. The big change is that the Mag7 are taking a pause, and investors are rotating funds down the market cap spectrum to non-Mag7 large-caps, mid-caps, and small-caps. Given the Fund owns companies across the market-cap spectrum, the Fund is now benefiting from this broadening dynamic in the equity markets.

  Markets have also re-connected with fundamentals, which are healthy in the portfolio. While “macro” (e.g. inflation, rates, geopolitics) was largely in control of markets over the past few years, we are witnessing a shift where fundamentals are increasingly driving returns. We see this show up when strong business fundamentals at the company level—revenue and earnings growth—drive returns at the individual stock level. We see this happening, despite the day-to-day volatility driven by macro.

  Additionally, broad-based innovations, especially AI and its partner cloud computing, are real and shifting to the next phases of opportunity, from AI hardware toward software & services. While we missed NVIDIA Corporation, we stuck with the technology platforms that met our criteria, including a number of software and cloud computing platforms. Investors are now questioning the sustainability of the AI hardware capex trade, and rotating funds to the next phases of AI opportunity. We believe this includes the infrastructure services companies and a number of software/cloud platforms, which we own in the Fund. This rotation has benefited the Fund’s performance.

Line Graph [Table Text Block]
	Evolutionary Tree Innovators Fund - A Class Shares	S&P 500® Index
Feb-2022	$9,427	$10,000
Nov-2022	$6,651	$9,447
Nov-2023	$8,333	$10,754
Nov-2024	$11,404	$14,399

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	36.84%	7.16%
With Load*	28.94%	4.89%
S&P 500® Index	33.89%	14.16%

Performance Inception Date		Feb. 28, 2022
Material Change Date	Nov. 30, 2024
AssetsNet	$ 34,002,268	$ 34,002,268
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,002,268 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000182952
Shareholder Report [Line Items]
Fund Name	Kempner Multi-Cap Deep Value Fund
Class Name	Institutional Class
Trading Symbol	FIKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.kempnercapital.com. You can also request this information by contacting us at (800) 665-9778.
Additional Information Phone Number	(800) 665-9778
Additional Information Website	www.kempnercapital.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Kempner Multi-Cap Deep Value Fund - Institutional Class	MSCI World Index	S&P 500® Value Index
Nov-2014	$500,000	$500,000	$500,000
Nov-2015	$461,699	$496,377	$495,281
Nov-2016	$503,193	$512,026	$557,510
Nov-2017	$570,876	$633,155	$648,645
Nov-2018	$591,897	$634,024	$663,313
Nov-2019	$637,495	$726,154	$768,215
Nov-2020	$630,692	$831,589	$775,783
Nov-2021	$780,211	$1,012,685	$936,862
Nov-2022	$773,215	$902,735	$989,188
Nov-2023	$785,361	$1,019,940	$1,100,896
Nov-2024	$1,021,579	$1,303,771	$1,399,669

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Institutional Class	30.08%	9.89%	7.41%
MSCI World Index	27.83%	12.42%	10.06%
S&P 500® Value Index	27.14%	12.75%	10.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 98,104,391	$ 98,104,391
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 278,629
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$98,104,391 Number of Portfolio Holdings39 Advisory Fee $278,629 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000182953
Shareholder Report [Line Items]
Fund Name	Kempner Multi-Cap Deep Value Fund
Class Name	Investor Class
Trading Symbol	FAKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.kempnercapital.com. You can also request this information by contacting us at (800) 665-9778.
Additional Information Phone Number	(800) 665-9778
Additional Information Website	www.kempnercapital.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Kempner Multi-Cap Deep Value Fund - Investor Class	MSCI World Index	S&P 500® Value Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,205	$9,928	$9,906
Nov-2016	$10,020	$10,241	$11,150
Nov-2017	$11,326	$12,663	$12,973
Nov-2018	$11,713	$12,680	$13,266
Nov-2019	$12,597	$14,523	$15,364
Nov-2020	$12,429	$16,632	$15,516
Nov-2021	$15,328	$20,254	$18,737
Nov-2022	$15,176	$18,055	$19,784
Nov-2023	$15,362	$20,399	$22,018
Nov-2024	$19,940	$26,075	$27,993

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Investor Class	29.80%	9.62%	7.14%
MSCI World Index	27.83%	12.42%	10.06%
S&P 500® Value Index	27.14%	12.75%	10.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 98,104,391	$ 98,104,391
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 278,629
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$98,104,391 Number of Portfolio Holdings39 Advisory Fee $278,629 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000130673
Shareholder Report [Line Items]
Fund Name	Wavelength Fund
Trading Symbol	WAVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292.
Additional Information Phone Number	(866) 896-9292
Additional Information Website	www.wavelengthfunds.com/fund-resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,519	$10,097	$10,001
Nov-2016	$9,980	$10,316	$10,025
Nov-2017	$10,598	$10,648	$10,101
Nov-2018	$10,578	$10,505	$10,277
Nov-2019	$11,737	$11,639	$10,509
Nov-2020	$12,646	$12,486	$10,581
Nov-2021	$12,952	$12,342	$10,586
Nov-2022	$11,680	$10,758	$10,710
Nov-2023	$12,005	$10,884	$11,248
Nov-2024	$13,334	$11,633	$11,856

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Wavelength Fund	11.06%	2.58%	2.92%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	5.40%	2.44%	1.72%

Material Change Date	Nov. 30, 2024
AssetsNet	$ 71,535,081	$ 71,535,081
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 216,602
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,535,081 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$216,602 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.6%
Commodities Futures	2.2%
Exchange-Traded Funds	52.3%
Index Futures	7.1%
Money Market Funds	4.1%
Treasury Futures	21.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
Updated Prospectus Phone Number	(866) 896-9292
Updated Prospectus Web Address	www.wavelengthfunds.com/fund-resources